Long-term bank loans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term bank loans		$ 318,125,170	$ 260,099,174
Less: current portion of long-term bank loans		82,240,161	246,239,374
Total long-term bank loans		235,885,009	13,859,800
Restricted cash		328,499,059	363,137,210
Loan from The Bank of East Asia, Due August 15, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Restricted cash		20,498,775
Loan from The Bank of East Asia, Due September 19, 2018, at 1.1% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Restricted cash		2,277,642
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Real estate properties under development securing long term loans		0	93,755,346
Land use right securing long-term bank loan		103,643,167	424,058,251
Restricted cash		$ 65,787,805	$ 0
Loans payable, weighted average interest rate		5.07%	7.23%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		100.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		130.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 144,154,534	$ 10,779,845
Loan from ICBC [Member] | Loan from ICBC, Due July 20, 2016 at 5.25% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	10,779,845
Maturity date		Jul. 20, 2016
Stated rate		5.25%
Loan from ICBC [Member] | Loan from ICBC, Due December 26, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 144,154,534	0
Maturity date		Dec. 26, 2021
Stated rate		6.175%
Loan from Agricultural Bank of China [Member] | Loan from Agricultural Bank of China, Due May 18, 2016, at 5.78% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	6,159,911
Maturity date		May 18, 2016
Stated rate		5.78%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 4,612,945	40,193,420
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due May 29, 2016, at 8.00% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	3,233,953
Maturity date		May 29, 2016
Stated rate		8.00%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due December 23, 2017, at 8.4% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	6,159,911
Maturity date		Dec. 23, 2017
Stated rate		8.40%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due February 17, 2018, at 8.4% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	30,799,556
Maturity date		Feb. 17, 2018
Stated rate		8.40%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due December 15, 2018, at 4.75% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 4,612,945	0
Maturity date		Dec. 15, 2018
Stated rate		4.75%
Loan from Bank of China [Member] | Loan from Bank of China, Due March 27, 2018, at 5.230% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 43,246,360	0
Maturity date		Mar. 27, 2018
Stated rate		5.23%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due January 23, 2017, at 5.70% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	76,998,891
Maturity date		Jan. 23, 2017
Stated rate		5.70%
Loan from Bank of Shanghai [Member] | Loan from Bank of Shanghai, Due April 30, 2017, at 9.10% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	35,419,490
Maturity date		Apr. 30, 2017
Stated rate		9.10%
Loan from Ping An Bank [Member] | Loan from Ping An Bank, Due March 20, 2018, at 9.25% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	43,119,380
Maturity date		Mar. 20, 2018
Stated rate		9.25%
Loan from Bank of Bohai [Member] | Loan from Bank of Bohai, Due March 14, 2019 at 5.415% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 42,525,587	0
Maturity date		Mar. 14, 2019
Stated rate		5.415%
Loan from Bank of Beijing [Member] | Loan from Bank of Beijing, Due October 31, 2019 at 6.175% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[2]	$ 18,740,089	0
Maturity date		Oct. 31, 2019
Stated rate		6.175%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Long-term bank loans		$ 64,845,655	0
Restricted cash		36,471,097	35,878,403
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due April 27, 2018, at 6.18% per annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	[1]	$ 0	47,428,237
Maturity date		Apr. 27, 2018
Stated rate		6.18%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due April 26, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[3],[4]	$ 13,250,000	0
Maturity date		Apr. 26, 2018
Stated rate		1.25%
Restricted cash		$ 13,168,517	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[3]	$ 9,675,655	0
Maturity date		Jun. 01, 2018
Stated rate		1.25%
Restricted cash		$ 9,802,508	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 5, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[3]	$ 10,000,000	0
Maturity date		Jun. 05, 2018
Stated rate		1.25%
Restricted cash		$ 10,090,817	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 15, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[3]	$ 20,000,000	0
Maturity date		Aug. 15, 2018
Stated rate		1.25%
Restricted cash			0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 30, 2018, at 1.1% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[3]	$ 9,700,000	0
Maturity date		Aug. 30, 2018
Stated rate		1.10%
Restricted cash		$ 9,949,546	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 19, 2018, at 1.1% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	[3]	$ 2,220,000	0
Maturity date		Sep. 19, 2018
Stated rate		1.10%
Restricted cash			$ 0

[1]	These loans were paid in full during 2016.
[2]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of December 31, 2016.
[3]	Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$13.3 million, US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million and US$2.2 million respectively, are denominated in US$ and are secured by restricted cash of US$13,168,517 (December 31, 2015: nil), US$9,802,508 (December 31, 2015: nil), US$10,090,817 (December 31, 2015: nil), US$20,498,775 (December 31, 2015: nil), US$9,949,546 (December 31, 2015: nil), and US$2,277,642 (December 31, 2015: nil) respectively.
[4]	Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$13.3 million, US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million and US$2.2 million respectively, are denominated in US$ and are secured by the deposits of US$13,168,517 (December 31, 2015: nil), US$9,802,508 (December 31, 2015: US$9,778,859), US$10,090,817 (December 31, 2015: nil), US$20,498,775 (December 31, 2015: US$20,943,698), US$9,949,546 (December 31, 2015: US$10,166,934), and US$2,277,642 (December 31, 2015: US$2,386,966) respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2016.